Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of FDIC Loss Share Receivable as of Date of Acquisition and Activity within FDIC Loss Share Receivable) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended		13 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 29, 2011	Mar. 26, 2010 Unity [Member]	Dec. 31, 2012 Unity [Member]	Dec. 31, 2011 Unity [Member]	Jul. 16, 2010 Woodlands [Member]	Dec. 31, 2012 Woodlands [Member]	Dec. 31, 2011 Woodlands [Member]	Sep. 10, 2010 Horizon [Member]	Dec. 31, 2012 Horizon [Member]	Dec. 31, 2011 Horizon [Member]	Dec. 17, 2010 Chestatee [Member]	Dec. 31, 2012 Chestatee [Member]	Dec. 31, 2011 Chestatee [Member]	Jan. 14, 2011 Oglethorpe [Member]	Dec. 31, 2012 Oglethorpe [Member]	Dec. 31, 2011 Oglethorpe [Member]	Apr. 29, 2011 First Choice [Member]	Dec. 31, 2012 First Choice [Member]	Dec. 31, 2011 First Choice [Member]	Apr. 29, 2011 Park Avenue [Member]	Dec. 31, 2012 Park Avenue [Member]	Dec. 31, 2011 Park Avenue [Member]
FDIC Loss Share Receivable [Line Items]
Expected principal loss on covered assets: Covered loans			$ 469,954	$ 50,354			$ 73,220			$ 40,537			$ 46,869			$ 62,890			$ 82,212			$ 113,872
Expected principal loss on covered assets: Covered foreclosed assets			93,899	9,979			5,897			3,678			15,960			7,907			628			49,850
Total expected principal losses			563,853	60,333			79,117			44,215			62,829			70,797			82,840			163,722
Estimated loss sharing percentage			80.00% [1]	80.00% [1]			80.00% [1]			80.00% [1]			80.00% [1]			80.00% [1]			80.00% [1]			80.00% [1]
Estimated recovery from FDIC loss share agreements			451,083	48,266			63,294			35,372			50,263			56,638			66,272			130,978
Discount for net present value on FDIC loss share receivable			(48,561)	(4,119)			(7,428)			(6,283)			(4,204)			(5,535)			(6,268)			(14,724)
Net present value of FDIC loss share receivable at acquisition date			402,522	44,147			55,866			29,089			46,059			51,103			60,004			116,254
FDIC loss share receivable, Carrying value beginning balance	279,045	158,137			27,575	31,120		29,177	51,776		21,757	29,182		29,382	46,059		37,720			48,442			84,992
FDIC loss share receivable recorded at acquisition		227,361																51,103			60,004			116,254
Accretion income	8,574	11,076			793	741		1,108	1,807		680	927		725	1,363		1,310	1,997		1,485	1,814		2,473	2,427
Cash received from FDIC	(143,997)	(109,001)			(12,945)	(5,069)		(14,433)	(23,001)		(8,948)	(9,505)		(22,301)	(18,466)		(13,062)	(11,942)		(29,870)	(12,372)		(42,438)	(28,646)
Reductions of FDIC loss share receivable for payments on covered loans in excess of Day 1 Fair Values	(33,011)	(21,686)			(2,394)	(875)		(3,377)	(3,590)		(1,335)	(948)		(2,122)	(2,892)		(4,918)	(4,565)		(6,208)	(1,612)		(12,657)	(7,204)
Expenses on covered assets reimbursable by FDIC	11,378	8,647			1,537	1,376		1,726	1,606		1,360	1,183		1,276	1,330		1,318	737		1,097	472		3,064	1,943
Other activity, net	2,085	4,511			491	282		562	579		598	918		755	1,988		(293)	390		(457)	136		429	218
FDIC loss share receivable, Carrying value ending balance	152,198	279,045			19,818	27,575		22,373	29,177		16,859	21,757		11,162	29,382		23,996	37,720		17,918	48,442		40,072	84,992
Charge-offs on covered loans	19,279				3,170			6,417			2,297			1,589			1,627			3,151			1,028
Write downs of covered foreclosed assets	$ 8,845				$ 1,591			$ 1,193			$ 450			$ 1,858			$ 294			$ 278			$ 3,181

[1]	Certain of the Company's loss share agreements contain tranches whereby the FDIC's loss sharing percentage is more than or less than 80%. However, management's current expectation of most of the principal losses on covered assets under each of the loss share agreements falls in the tranches whereby the FDIC would reimburse the Company for approximately 80% of such losses.